Summary of Significant Accounting Policies - Summary of Total Revenue by Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,167	$ 4,743	$ 4,441	$ 4,773	$ 4,269	$ 4,258	$ 4,581	$ 6,293	$ 19,124	$ 19,401	$ 15,326
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									14,289	15,532	11,087
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,897	898	1,104
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,817	1,986	2,089
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									$ 1,121	$ 985	$ 1,046